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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Bingham McCutchen LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/12 -- 6/30/13

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

American International Group	AIG	26874784	5/15/13

1. Elect thirteen directors: A. Robert H. Benmosche, B. W. Don Cornwell, C. John H. Fitzpatrick, D. William G. Jurgensen, E. Christopher S. Lynch, F. Arthur C. Martinez, G. George L. Miles, Jr., H. Henry S. Miller, I. Robert S. Miller, J. Suzanne Nora Johnson, K. Ronald A. Rittenmeyer, L. Douglas M. Steenland, M. Theresa M. Stone

					Issuer	Yes	For	For
				2. Approve the American International Group, Inc. 2013 omnibus incentive plan	Issuer	Yes	For	For
				3. Vote on non-binding shareholder resolution to approve executive compensation	Security Holder	Yes	For	For
				4. To recommend, by non-binding vote, the frequency of future executive compensation votes to 1 year	Issuer	Yes	For	For
				5. Act upon proposal to ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2013	Issuer	Yes	For	For
				6. Act upon a shareholder proposal relating to restricting service on other boards by directors of AIG	Security Holder	Yes	Against	For

BlackRock, Inc.	BLK	09247X101	5/30/13

1. Elect eight directors: A. Abdlatif Yousef Al-Hamad, B. Mathis Cabiallavetta, C. Dennis D. Dammerman, D. Jessica P. Einhorn, E. Fabrizio Freda, F. David H. Komansky, G. James E. Rohr, H. Susan L. Wagner

					Issuer	Yes	For	For
				2. Approve, in a non-binding vote, the compensation of the named executive officers, as disclosed and discussed in the proxy statement	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as BlackRock's independent registered public accounting firm for fiscal year 2013	Issuer	Yes	For	For

Citigroup Inc.	C	172967424	4/24/13

1. Elect eleven directors: A. Michael L. Corbat, B. Franz B Humer, C. Robert L. Joss, D. Michael E. O'Neill, E. Judith Rodin, F. Robert L. Ryan, G. Anthony M. Santomero, H. Joan E. Spero, I. Diana L. Taylor, J. William S. Thompson, Jr., K. Ernesto Zedillo Ponce de Leon

					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as Citi's independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve advisory vote on executive compensation	Issuer	Yes	For	For
				4. Approve an amendment to the Citigroup 2009 stock incentive plan (relating to dividend equivalents)	Issuer	Yes	For	For
				5. Stockholder proposal requesting executives retain a significant portion of their stock until reaching normal retirement age	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions	Security Holder	Yes	Against	For

				7. Stockholder proposal requesting that the board institute a policy to make it more practical to deny indemnification for directors	Security Holder	Yes	Against	For

D. R. Horton, Inc.	DHI	23331A109	1/24/13	1. Elect six directors: A. Donald R. Horton, B. Bradley S. Anderson, C. Michael R. Buchanan, D. Michael W. Hewatt, E. Bob G. Scott and F. Donald J. Tomnitz	Issuer	Yes	For	For
				2. Approve advisory vote on executive compensation	Issuer	Yes	For	For
				3. Approve the performance criteria under 2000 Incentive Bonus Plan for Section 162(M) purposes	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm	Issuer	Yes	For	For

FMC Technologies, Inc.	FTI	30249U101	5/3/13	1. Elect three directors: A. Eleazar De Carvalho Filho, B. Claire S. Farley, C. Joseph H. Netherland	Issuer	Yes	For	For
				2. Ratify appointment of KPMG LLP as the independent registered public accounting firm for 2013	Issuer	Yes	For	For
				3. Advisory approval of 2012 executive compensation	Issuer	Yes	For	For
				4. Reapprove the material terms of the performance goals under the amended and restated incentive compensation and stock plan	Issuer	Yes	For	For
				5. Stockholder proposal concerning accelerated vesting of senior executive equity awards upon a change in control	Security Holder	Yes	Against	For

The Goldman Sachs Group, Inc.	GS	38141G104	5/23/13

1. Elect twelve directors: A. Lloyd C. Blankfein, B. M. Michele Burns, C. Gary D. Cohn, D. Glaes Dahlback, E. William W. George, F. James A. Johnson, G. Lakshmi N. Mittal, H. Adebayo O. Ogunlesi, I. James J. Schiro, J. Debora L. Spar, K. Mark E. Tucker, L. David A. Viniar

					Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation	Issuer	Yes	For	For
				3. Approval of The Goldman Sachs amended and restated stock incentive plan (2013)	Issuer	Yes	For	For
				4. Ratification of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2013	Issuer	Yes	For	For
				5. Shareholder proposal regarding Human rights committee	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding Goldman Sachs lobbying disclosure	Security Holder	Yes	Against	For
				7. Shareholder proposal regarding proxy access for shareholders	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding maximization of value for shareholders	Security Holder	Yes	Against	For

Halliburton Company	HAL	406216101	5/15/13

1. Elect eleven directors: A. A.M. Bennett, B. J.R. Boyd, C. M. Carroll, D. N.K. Dicciani, E. M.S. Gerber, F. J.C. Grubisich, G. A.S. Jum'ah, H. D.J. Lesar, I. R.A. Malone, J. J.L. Martin, K. D.L. Reed

					Issuer	Yes	For	For
				2. Ratify selection of KPMG LLP as principal independent public accountants for Halliburton for 2013	Issuer	Yes	For	For
				3. Advisory approval of the company's executive compensation	Issuer	Yes	For	For

				4. Proposal to amend and restate the Halliburton Company stock and incentive plan	Issuer	Yes	For	For
				5. Shareholder proposal on Human rights policy	Security Holder	Yes	Against	For

Herbalife LTD.	HLF	G4412G101	4/25/13	1. Elect five directors: 1. Jonathan Christodoro, 2. Keith Cozza, 3. Leroy T. Barnes, Jr. 4. Richard P. Bermingham, 5. Jeffrey T. Dunn	Issuer	Yes	For	For
				2. Vote to advise as to the company's executive compensation	Issuer	Yes	For	For
				3. Vote to approve an amendment to the company's amended and restated memorandum and articles of association to implement the annual election of directors	Issuer	Yes	For	For
				4. Vote to ratify the appointment of KPMG LLP, as the company's independent registered public accountants for fiscal 2013	Issuer	Yes	For	For

Hertz Global Holdings, Inc.	HTZ	42805T105	5/15/13	1. Elect three directors: 1. Barry H. Beracha, 2. Brian A. Bernasek, 3. George W. Tamke	Issuer	Yes	For	For
				2. Approval, by non-binding vote, of the named executive officers' compensation	Issuer	Yes	For	For
				3. Approval of the amended and restated Hertz Global Holdings, Inc. employee stock purchase plan	Issuer	Yes	For	For
				4. Ratification of the selection of PricewaterhouseCoopers LLP as the corporation's independent registered public accounting firm for the year 2013	Issuer	Yes	For	For

International Paper Company	IP	460146103	5/13/13

1. Elect ten directors: A. David J. Brozczek, B. Ahmet C. Dorduncu, C. John V. Faraci, D. Ilene S. Gordon, E. Stacey J. Mobley, F. Joan E. Spero, G. John L. Townsend, III, H. John F. Turner, I. William G. Walter, J. J. Steven Whisler

					Issuer	Yes	For	For
				2. Ratification of Deloitte & Touche LLP as the company's independent registered public accounting firm for 2013	Issuer	Yes	For	For
				3. Amendment of the company's restated certificate of incorporation regarding shareowner action by written consent	Issuer	Yes	For	For
				4. A non-binding resolution to approve the compensation of the company's named executive officers, as disclosed under the heading "compensation discussion & analysis"	Issuer	Yes	For	For
				5. Shareowner proposal concerning a policy on accelerated vesting of equity awards of senior executives upon a change in control	Security Holder	Yes	Against	For

The Kroger Co.	KR	501044101	6/27/13

1. Elect fourteen directors: A. Reuben V. Anderson, B. Robert D. Beyer, C. David B. Dillon, D. Susan J. Kropf, E. John T. LaMacchia, F. David B. Lewis, G. W. Rodney McMullen, H. Jorge P. Montoya, I. Clyde R. Moore, J. Susan M. Phillips, K. Steven R. Roger, L. James A. Runde, M. Ronald L. Sargent, N. Boby S. Shackouls

					Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation	Issuer	Yes	For	For
				3. Approval of PricewaterhouseCoopers LLP, as our auditors	Issuer	Yes	For	For

				4. Shareholder proposal, if properly presented, to publish a report on human rights risks in the supply chain	Security Holder	Yes	Against	For
				5. Shareholder proposal, if properly presented, to adopt a policy that the board's chairman be an independent director	Security Holder	Yes	Against	For
				6. Shareholder proposal, if properly presented, to issue a report regarding extended producer responsibility for post-consumer package recycling	Security Holder	Yes	Against	For
				7. Shareholder proposal, if properly presented, to adopt and implement a comprehensive palm oil policy	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	4/10/13

1. Elect eight directors to serve until next Annual Meeting: 1. Irving Bolotin, 2. Steven L. Gerard, 3. Theron I. (TIG) Gilliam, 4. Sherrill W. Hudson, 5. R. Kirk Landon, 6. Sidney Lapidus, 7. Stuart A. Miller, 8. Jeffrey Sonnenfeld.

					Issuer	Yes	For	For
				2. Advisory, (non-binding "say on pay") vote to approve named executives compensation.	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as company’s independent registered public accounting firm for fiscal year ending November 30, 2013.	Issuer	Yes	For	For

Marathon Petroleum Corporation	MPC	56585A102	4/24/13	1. Elect three directors: 1. Evan Bayh, 2. William L. Davis, 3. Thomas J. Usher	Issuer	Yes	For	For
				2. Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent auditor for 2013	Issuer	Yes	For	For
				3. Advisory approval of the company's 2013 named executive officer compensation	Issuer	Yes	For	For
				4. Approval of amendment to restated certificate of incorporation to eliminate the classification of the board of directors	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/14/13

1. Elect fourteen directors: A. Erskine B. Bowles, B. Howard J. Davies, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. C. Robert Kidder, G. Klaus Kleinfeld, H. Donald T. Nicolaisen, I. Hutham S. Olayan, J. James W. Owens, K. O. Griffith Sexton, L. Ryosuke Tamakoshi, M. Masaaki Tanaka, N. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For
				4. Amend the 2007 equity incentive compensation plan to increase shares available for grant	Issuer	Yes	For	For
				5. Amend the 2007 equity incentive compensation plan to provide for qualifying performance-based long-term incentive awards under section 162 (m)	Issuer	Yes	For	For
				6. Amend the section 162 (m) performance formula governing annual incentive compensation for certain officers	Issuer	Yes	For	For

NVR, Inc.	NVR	62944T105	5/7/13

1. Elect thirteen directors: A. C.E. Andrews, B. Robert C. Butler, C. Timothy M. Donahue, D. Thomas D. Eckert, E. Alfred E. Festa, F. Ed Grier, G. Manuel H. Johnson, H. Mel Martinez, I. William A. Moran, J. David A. Preiser, K. W. Grady Rosier, L. Dwight C. Schar, M. Paul W. Whetsell

					Issuer	Yes	For	For
				2. Ratification of appointment of KPMG LLP as independent auditors for the year ending December 31, 2013	Issuer	Yes	For	For
				3. Advisory vote on the approval of executive compensation	Issuer	Yes	For	For

Rock-Tenn Company	RKT	772739207	1/25/13	1. Elect three directors: 1. G. Stephen Felker, 2. Lawrence L. Gellerstedt and 3. John W. Spiegel	Issuer	Yes	For	For
				2. Approve the adoption of the Rock-Tenn Company Amended and Restated Annual Executive Bonus Program to amend and restate Rock-Tenn Company's current Annual Executive Bonus Program	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP to serve as the independent registered public accounting firm of Rock-Tenn Company	Issuer	Yes	For	For
				4. Advisory vote on executive compensation	Issuer	Yes	For	For
				5. Shareholder proposal - repeal classified board	Security Holder	Yes	Against	For

Schlumberger	SLB	806857108	4/10/13

1. Elect eleven directors: a. Peter L.S. Currie, b. Tony Issac, c. K. Vaman Kamath, d. Paal Kibsgaard, e. Nikolay Kudryavtsev, f. Adrian Lajous, g. Micael E. Marks, h. Lubna S. Olayan, i. L. Rafael Reif, j. Tore I. Sandvold, k. Henri Seydoux

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the Company's executive compensation.	Issuer	Yes	For	For
				3. Approve the Company's 2012 financial statements and declarations of dividends.	Issuer	Yes	For	For
				4. Approve the appointment of the independent registered public accounting firm, PricewaterhouseCoopers LLP to audit the 2013 Company’s accounts.	Issuer	Yes	For	For
				5. Approve the adoption of the 2013 Schlumberger Omnibus incentive plan.	Issuer	Yes	For	For
				6. Approve the adoption of an amendment and restatement of the Schlumberger Discount Stock Purchase Plan.	Issuer	Yes	For	For

Tesoro Corporation	TSO	881609101	5/1/13

1. Elect ten directors: A. Rodney F. Chase, B. Gregory J. Goff, C. Robert W. Goldman, D. Steven H. Grapstein, E. David Lilley, F. Mary Pat McCarthy, G. J.W. Nokes, H. Susan Tomasky, I. Michael E. Wiley, J. Patrick Y. Yang

					Issuer	Yes	For	For
				2. To conduct an advisory vote to approve executive compensation	Issuer	Yes	For	For
				3. Approve the Tesoro Corporation amended and restated 2011 long-term incentive plan	Issuer	Yes	For	For
				4. To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	Issuer	Yes	For	For

Whirpool Corporation	WHR	963320106	4/16/13

1. Elect 11 directors: a. Samuel R. Allen, b. Gary T. DiCamillo, c. Diane M. Dietz, d. Jeff M. Fettig, e. Michael F. Johnston, f. William T. Kerr, g. John D. Liu, h. Harish Manwani, i. William D. Perez, j. Michael A. Todman, k. Michael D. White.

					Issuer	Yes	For	For
				2. Approve on an advisory basis, the compensation of Whirlpool’s executives.	Issuer	Yes	For	For
				3. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2013.	Issuer	Yes	For	For
				4. Approve amended and restated 2010 omnibus stock and incentive plan.	Issuer	Yes	Against	Against
				5. Stockholder proposal on requiring Shareholder approval of certain executive agreements.	Security Holder	Yes	Against	For

CGM File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

Camden Property Trust	CPT	133131102	5/10/13

1. Elect ten directors: 1. Richard J. Camop, 2. Scott S. Ingraham, 3. Lewis A. Levey, 4. William B. McGuire, Jr., 5. William F. Paulsen, 6. D. Keith Oden, 7. F. Gardner Parker, 8. F.A. Sevilla-Sacasa, 9. Steven A. Webster, 10. Kelvin R. Westbrook

					Issuer	Yes	For	For
				2. Ratification of Deloitte & Touche LLP as the independent registered public accounting firm	Issuer	Yes	For	For
				3. Approval, by an advisory vote, of executive compensation	Issuer	Yes	For	For

CBRE Group	CBG	12504L109	5/9/13

1. Elect eleven directors: 1. Richard C. Blum, 2. Brandon B. Boze, 3. Curtis F. Feeny, 4. Bradford M. Freeman, 5. Michael Kantor, 6. Frederic V. Malek, 7. Jane J. Su, 8. Robert E. Sulentic, 9. Laura D. Tyson, 10. Gary L. Wilson, 11. Ray Wirta

					Issuer	Yes	For	For
				2. Ratification of KPMG LLP as our independent registered public accounting firm for 2013	Issuer	Yes	For	For
				3. Advisory vote to approve named executive officer compensation	Issuer	Yes	For	For

Chesapeake Lodging Trust	CHSP	165240102	5/21/13	1. Elect seven directors: 1. James L. Francis, 2. Douglas W. Vicari, 3. Thomas A. Natelli, 4. Thomas D. Eckert, 5. John W. Hill, 6. George F. McKenzie, 7. Jeffrey D. Nuechterlein	Issuer	Yes	For	For
				2. Consider and vote upon a proposal to ratify the appointment of Ernst & Young LLP as the trust's independent registered public accounting firm for 2013	Issuer	Yes	For	For
				3. Consider and vote upon a non-binding advisory proposal to approve the trust's executive compensation programs as described in the trust's 2013 proxy statement	Issuer	Yes	For	For

CubeSmart	CUBE	229663109	5/29/13	1. Elect eight directors: 1. William M. Diefenderfer, 2. Piero Bussani, 3. Dean Jernigan, 4. Marianne M. Keler, 5. Deborah R. Salzberg, 6. John F. Remondi, 7. Jeffrey F. Rogatz, 8. John W. Fain	Issuer	Yes	For	For
				2. Ratify appointment of KPMG LLP as an independent registered public accounting firm for fiscal 2013	Issuer	Yes	For	For
				3. Approve by non-binding vote, executive compensation	Issuer	Yes	For	For

DiamondRock Hospitality Company	DRH	252784301	5/8/13	1. Elect seven directors: 1. William W. McCarten, 2. Daniel J. Altobello, 3. W. Robert Grafton, 4. Maureen L. McAvey, 5. Gilbert T. Ray, 6. Bruce D. Wardinski, 7. Mark W. Brugger	Issuer	Yes	For	For
				2. Approve, on a non-binding, advisory basis, the compensation of the named executive officers, as disclosed in the proxy statement	Issuer	Yes	For	For

				3. Ratify the appointment of KPMG LLP as the independent auditors for DiamondRock Hospitality Company for the fiscal year ending December 31, 2013	Issuer	Yes	For	For

Equity Residential	EQR	29476l107	6/13/13

1. Elect eleven directors: 1. John W. Alexander, 2. Charles L. Atwood, 3. Linda Walker Bynoe, 4. Mary Kay Haben, 5. Bradley A. Keywell, 6. John E. Neal, 7. David J. Neithercut, 8. Mark S. Shapiro, 9. Gerald A. Spector, 10. B. Joseph White, 11. Samuel Zell

					Issuer	Yes	For	For
				2. Ratification of the selection of Ernst & Young LLP as the company's independent auditor for the year ending December 31, 2013	Issuer	Yes	For	For
				3. Approval of executive compensation	Issuer	Yes	For	For
				4. Shareholder proposal relating to sustainability reporting	Security Holder	Yes	Against	For

Essex Property Trust, Inc.	ESS	297178105	5/14/13	1. Elect three directors: 1. Keith R. Guericke, 2. Issie N. Rabinovitch, 3. Thomas E. Randlett	Issuer	Yes	For	For
				2. Amendment of our charter to eliminate classification of the board of directors and elect directors annually	Issuer	Yes	For	For
				3. Approval of the 2013 stock award and incentive compensation plan	Issuer	Yes	For	For
				4. Approval of the 2013 employee stock purchase plan	Issuer	Yes	For	For
				5. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the company for the year ending December 31, 2013	Issuer	Yes	For	For
				6. Advisory approval of the company's executive compensation	Issuer	Yes	For	For

Extra Space Storage Inc.	EXR	30225T102	5/21/13	1. Elect seven directors: 1. Kenneth M. Woolley, 2. Spencer F. Kirk, 3. Anthony Fanticola, 4. Hugh W. Horne, 5. Joseph D. Margolis, 6. Roger B. Porter, 7. K. Fred Skousen	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory vote on the compensation of the named executive officers	Issuer	Yes	For	For

Federal Realty Investment Trust	FRT	313747206	5/1/13	1. Elect seven directors: 1. Jon E. Bortz, 2. David W. Faeder, 3. Kristin Gamble, 4. Gail P. Steinel, 5. Warren M. Thompson, 6. Joseph S. Vassalluzzo, 7. Donald C. Wood	Issuer	Yes	For	For
				2. Ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer	Yes	For	For
				3. To hold an advisory vote approving the compensation of our named executive officers	Issuer	Yes	For	For

General Growth Properties, Inc.	GGP	370023103	5/10/13

1. Elect nine directors: 1. Richard B. Clark, 2. Mary Lou Fiala, 3. J. Bruce Flatt, 4. John K. Haley, 5. Cyrus Madon, 6. Sandeep Mathrani, 7. Davide J. Neithercut, 8. Mark R. Patterson, 9. John G. Schreiber

					Issuer	Yes	For	For
				2. Ratification of Deloitte and Touche LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For

				3. Approval, on advisory basis, of the compensation paid to the named executive officers	Issuer	Yes	For	For

Hersha Hospitality Trust	HT	427825104	5/23/13	1. Elect four directors: A. Hasu P. Shah, B. Dianna F. Morgan, C. Kiran P. Patel, D. John M. Sabin	Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of the named executive officers	Issuer	Yes	For	For
				3. Ratification of KPMG LLP as the independent auditors	Issuer	Yes	For	For

Host Hotels & Resorts, Inc.	HST	44107P104	5/16/13

1. Elect nine directors: A. Sheila C. Bair, B. Robert M. Baylis, C. Terence C. Golden, D. Ann M. Korologos, E. Richard E. Marriott, F. John B. Morse, Jr., G. Walter C. Rakowich, H. Gordon H. Smith, I. W. Edward Walter

					Issuer	Yes	For	For
				2. Ratify appointment of KPMG LLP as independent registered public accountants for 2013	Issuer	Yes	For	For
				3. Advisory resolution to approve executive compensation	Issuer	Yes	For	For

Jones Lang Lasalle Incorporated	JLL	48020Q107	5/30/13	1. Elect nine directors: A. Hugo Bague, B. Colin Dyer, C. Deanne Julius, D. Kate S. LaVelle, E. Ming Lu, F. Martin H. Nesbitt, G. Sheila A. Penrose, H. David B. Rickard, I. Roger T. Staubach	Issuer	Yes	For	For
				2. Approve, by non-binding vote, executive compensation	Issuer	Yes	For	For
				3. Ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2013	Issuer	Yes	For	For

Pebblebrook Hotel Trust	PEB	70509V100	7/10/12	1. Elect seven directors: 1. Jon E. Bortz, 2. Cydney C. Donnell, 3. Ron E. Jackson, 4. Phillip M. Miller, 5. Michael J. Schall, 6. Earl E. Webb, 7. Laura H. Wright	Issuer	Yes	For	For
				2. Ratification of the appointment of KPMG LLP to serve as our independent registered public accountants for the year ending December 31, 2012	Issuer	Yes	For	For
				3. Approval, by advisory and non-binding vote, of executive compensation	Issuer	Yes	For	For
				4. Approval of amended and restated 2009 equity incentive plan	Issuer	Yes	For	For

Prologis, Inc.	PLD	74340W103	5/2/13

1. Elect ten directors: A. Hamid R. Moghadam, B. George L. Fotiades, C. Christine N. Garvey, D. Lydia H. Kennard, E. J. Michael Losh, F. Irving F. Lyons III, G. Jeffrey L. Skelton, H. D. Michael Steurert, I. Carl B. Webb, J. William D. Zollars

					Issuer	Yes	For	For
				2. Advisory vote to approve the company's executive compensation for 2012	Issuer	Yes	For	For
				3. Ratification of the appointment of KPMG LLP as the company's independent registered public accounting firm for the year 2013	Issuer	Yes	For	For

Public Storage	PSA	74460D109	5/9/13	1. Elect six of eight directors: 1. Ronald L. Havner, Jr., 3. Uri P. Harkham, 5. Avedick B. Poladian, 6. Gary E. Pruitt, 7. Ronald P. Spogli, 8. Daniel C. Staton	Issuer	Yes	For	For
				1. Elect two of eight directors: 2. Tamara Hughes Gustavson, 4. B. Wayne Hughes, Jr.	Issuer	Yes	Against	Against

				2. Ratification of appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer	Yes	For	For
				3. Advisory vote to approve executive compensation	Issuer	Yes	For	For

RLJ Lodging Trust	RLJ	74965L101	5/2/13	1. Elect seven trustees: 1. Robert L. Johnson, 2. Thomas J. Baltimore, Jr., 3. Evan Bayh, 4. Nathaniel A. Davis, 5. Robert M. La Forgia, 6. Glenda G. McNeal, 7. Joseph Ryan	Issuer	Yes	For	For
				2. Ratification of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2013	Issuer	Yes	For	For
				3. Advisory vote to approve the compensation of our named executive officers, as such compensation is set forth in our 2013 proxy statement, which is commonly referred to as "say-on-pay"	Issuer	Yes	For	For

Sherwin Williams	SHW	824348106	4/17/13

1. Fix the number of directors at 8 and elect the 8 director nominees named until the next Annual Meeting and until their successors are elected: a. A.F Anton, b. C.M. Connor, c. D.F. Hodnik, d. T.G. Kadien, e. R.J. Kramer, f. S.J. Kropf, g. R.K. Smucker, h. J.M. Stropki

					Issuer	Yes	For	For
				2. Approve on an advisory basis, the compensation of the named executives.	Issuer	Yes	For	For
				3. Amendment to articles of incorporation to implement majority voting in uncontested elections of directors.	Issuer	Yes	For	For
				4. Ratification of Ernst & Young LLP as independent registered public accounting firm for 2013.	Issuer	Yes	For	For

Simon Property Group, Inc.	SPG	828806109	5/14/13	1. Elect seven directors: A. Melvyn E. Bergstein, B. Larry C. Glasscock, C. Karen N. Horn, PH.D, D. Allan Hubbard, E. Reuben S. Leibowitz, F. Daniel C. Smith, PH.D., G. J. Albert Smith, Jr.	Issuer	Yes	For	For
				2. Annual Advisory vote to approve the company's executive compensation	Issuer	Yes	For	For
				3. Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2013	Issuer	Yes	For	For

Sovran Self Storage, Inc.	SSS	84610H108	5/22/13	1. Elect six directors: 1. Robert J. Attea, 2. Kenneth F. Myszka, 3. Anthony P. Gammie, 4. Charles E. Lannon, 5. James R. Boldt, 6. Stephen R. Rusmisel	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year 2013	Issuer	Yes	For	For
				3. Proposal to approve the compensation of the company's executive officers	Issuer	Yes	For	For

Strategic Hotels & Resorts, Inc.	BEE	86272T106	5/23/13

1. Elect nine directors: 1. Robert P. Bowen, 2. Kenneth Fisher, 3. Raymond L. Gellein, Jr., 4. James A. Jeffs, 5. Richard D. Kincaid, 6. Sir David M.C. Michels, 7. William A. Prezant, 8. Eugene F. Reilly, 9. Sheli Z. Rosenberg

					Issuer	Yes	For	For
				2. Approval on an advisory basis of the compensation of our named executive officers as described in our annual meeting of stockholders	Issuer	Yes	For	For

				3. Ratification of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer	Yes	For	For

4. Non-binding stockholder proposal, if properly presented at the meeting, to redeem any shareholder rights agreements (poison pill), such as the Rights Agreement and require a majority shareholder vote for any "poison pill" form, making it more difficult or expensive to acquire large holdings or the company's stock

					Security Holder	Yes	Against	For

Sunstone Hotel Investors, Inc.	SHO	867892101	5/1/13	1. Elect eight directors: 1. Andrew Batinovich, 2. Z. Jamie Behar, 3. Kenneth E. Cruise, 4. Thomas A. Lewis, Jr., 5. Keith M. Locker, 6. Douglas M. Pasquale, 7. Keith P. Russell, 8. Lewis N. Wolff	Issuer	Yes	For	For
				2. Ratification of the audit committee's appointment of Ernst & Young LLP to act as the independent registered public accounting firm for the fiscal year ending December 31, 2013	Issuer	Yes	For	For
				3. Advisory vote on the compensation of Sunstone's named executive officers	Issuer	Yes	For	For

4. Non-binding shareholder proposal urging the Board to take all steps necessary under applicable law to cause the company to opt out of Maryland's Unsolicited Takeover Act and to require a majority vote of shareholders before opting back into the Act

					Security Holder	Yes	Against	For

Whirpool Corporation	WHR	963320106	4/16/13

1. Elect 11 directors: a. Samuel R. Allen, b. Gary T. DiCamillo, c. Diane M. Dietz, d. Jeff M. Fettig, e. Michael F. Johnston, f. William T. Kerr, g. John D. Liu, h. Harish Manwani, i. William D. Perez, j. Michael A. Todman, k. Michael D. White.

					Issuer	Yes	For	For
				2. Approve on an advisory basis, the compensation of Whirlpool’s executives.	Issuer	Yes	For	For
				3. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2013.	Issuer	Yes	For	For
				4. Approve amended and restated 2010 omnibus stock and incentive plan.	Issuer	Yes	Against	Against
				5. Stockholder proposal on requiring Shareholder approval of certain executive agreements.	Security Holder	Yes	Against	For

Wyndham Worldwide Corporation	WYN	98310W108	5/14/13	1. Elect two directors: 1. Brian Mulroney, 2. Michael H. Wargotz	Issuer	Yes	For	For
				2. Advisory vote to approve the Wyndham Worldwide Corporation executive compensation program	Issuer	Yes	For	For
				3. Ratification of the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2013	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.

BlackRock, Inc.	BLK	09247X101	5/30/13

1. Elect eight directors: A. Abdlatif Yousef Al-Hamad, B. Mathis Cabiallavetta, C. Dennis D. Dammerman, D. Jessica P. Einhorn, E. Fabrizio Freda, F. David H. Komansky, G. James E. Rohr, H. Susan L. Wagner

					Issuer	Yes	For	For
				2. Approve, in a non-binding vote, the compensation of the named executive officers, as disclosed and discussed in the proxy statement	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as BlackRock's independent registered public accounting firm for fiscal year 2013	Issuer	Yes	For	For

Cameron International Corporation	CAM	13342B105	5/8/13	1. Elect four directors: A. James T. Hackett, B. Michael E. Patrick, C. Jon Erik Reinhardsen, D. Bruce W. Wilkinson	Issuer	Yes	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company's independent registered public accountants for 2013	Issuer	Yes	For	For
				3. Approve, on an advisory basis, the company's 2012 executive compensation	Issuer	Yes	For	For
				4. Approve the amendments to and the restatement of the company's equity incentive plan	Issuer	Yes	For	For

Citigroup Inc.	C	172967424	4/24/13

1. Elect eleven directors: A. Michael L. Corbat, B. Franz B Humer, C. Robert L. Joss, D. Michael E. O'Neill, E. Judith Rodin, F. Robert L. Ryan, G. Anthony M. Santomero, H. Joan E. Spero, I. Diana L. Taylor, J. William S. Thompson, Jr., K. Ernesto Zedillo Ponce de Leon

					Issuer	Yes	For	For
				2. Ratify the appointment of KPMG LLP as Citi's independent registered public accounting firm	Issuer	Yes	For	For
				3. Approve advisory vote on executive compensation	Issuer	Yes	For	For
				4. Approve an amendment to the Citigroup 2009 stock incentive plan (relating to dividend equivalents)	Issuer	Yes	For	For
				5. Stockholder proposal requesting executives retain a significant portion of their stock until reaching normal retirement age	Security Holder	Yes	Against	For
				6. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting that the board institute a policy to make it more practical to deny indemnification for directors	Security Holder	Yes	Against	For

Continental Resources, Inc.	CLR	212015101	8/10/12

1. Approve issuance of shares of common stock pursuant to the terms and conditions of a reorganization and purchase and sale agreement, dated as of March 27, 2012 (the "Agreement'), in accordance with Section 312.03(B) of the New York Stock Exchange listed company manual and the requirements of the agreement

					Issuer	Yes	For	For

Delta Air Lines, Inc.	DAL	247361702	6/27/13

1. Elect fourteen directors: A. Richard H. Anderson, B. Edward H. Bastian, C. Roy J. Bostock, D. John S. Brinzo, E. Daniel A. Carp, F. David G. DeWalt, G. William H. Easter III, H. Mickey P. Foret, I. Shirley C. Franklin, J. David R. Goode, K. George N. Mattson, L. Paula Rosput Reynolds, M. Kenneth C. Rogers, N. Kenneth B. Woodrow

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the compensation of Delta's named executive officers	Issuer	Yes	For	For
				3. Ratify appointment of Ernst & Young LLP as Delta's independent auditors for the year ending December 31, 2013	Issuer	Yes	For	For
				4. Stockholder proposal requesting the board of directors adopt a stock retention policy for senior executives	Security Holder	Yes	Against	For

D. R. Horton, Inc.	DHI	23331A109	1/24/13	1. Elect six directors: A. Donald R. Horton, B. Bradley S. Anderson, C. Michael R. Buchanan, D. Michael W. Hewatt, E. Bob G. Scott and F. Donald J. Tomnitz	Issuer	Yes	For	For
				2. Approve advisory vote on executive compensation	Issuer	Yes	For	For
				3. Approve the performance criteria under 2000 Incentive Bonus Plan for Section 162(M) purposes	Issuer	Yes	For	For
				4. Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm	Issuer	Yes	For	For

FMC Technologies, Inc.	FTI	30249U101	5/3/13	1. Elect three directors: A. Eleazar De Carvalho Filho, B. Claire S. Farley, C. Joseph H. Netherland	Issuer	Yes	For	For
				2. Ratify appointment of KPMG LLP as the independent registered public accounting firm for 2013	Issuer	Yes	For	For
				3. Advisory approval of 2012 executive compensation	Issuer	Yes	For	For
				4. Reapprove the material terms of the performance goals under the amended and restated incentive compensation and stock plan	Issuer	Yes	For	For
				5. Stockholder proposal concerning accelerated vesting of senior executive equity awards upon a change in control	Security Holder	Yes	Against	For

The Goldman Sachs Group, Inc.	GS	38141G104	5/23/13

1. Elect twelve directors: A. Lloyd C. Blankfein, B. M. Michele Burns, C. Gary D. Cohn, D. Glaes Dahlback, E. William W. George, F. James A. Johnson, G. Lakshmi N. Mittal, H. Adebayo O. Ogunlesi, I. James J. Schiro, J. Debora L. Spar, K. Mark E. Tucker, L. David A. Viniar

					Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation	Issuer	Yes	For	For
				3. Approval of The Goldman Sachs amended and restated stock incentive plan (2013)	Issuer	Yes	For	For
				4. Ratification of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2013	Issuer	Yes	For	For
				5. Shareholder proposal regarding Human rights committee	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding Goldman Sachs lobbying disclosure	Security Holder	Yes	Against	For
				7. Shareholder proposal regarding proxy access for shareholders	Security Holder	Yes	Against	For

				8. Shareholder proposal regarding maximization of value for shareholders	Security Holder	Yes	Against	For

Halliburton Company	HAL	406216101	5/15/13

1. Elect eleven directors: A. A.M. Bennett, B. J.R. Boyd, C. M. Carroll, D. N.K. Dicciani, E. M.S. Gerber, F. J.C. Grubisich, G. A.S. Jum'ah, H. D.J. Lesar, I. R.A. Malone, J. J.L. Martin, K. D.L. Reed

					Issuer	Yes	For	For
				2. Ratify selection of KPMG LLP as principal independent public accountants for Halliburton for 2013	Issuer	Yes	For	For
				3. Advisory approval of the company's executive compensation	Issuer	Yes	For	For
				4. Proposal to amend and restate the Halliburton Company stock and incentive plan	Issuer	Yes	For	For
				5. Shareholder proposal on Human rights policy	Security Holder	Yes	Against	For

Herbalife LTD.	HLF	G4412G101	4/25/13	1. Elect five directors: 1. Jonathan Christodoro, 2. Keith Cozza, 3. Leroy T. Barnes, Jr. 4. Richard P. Bermingham, 5. Jeffrey T. Dunn	Issuer	Yes	For	For
				2. Vote to advise as to the company's executive compensation	Issuer	Yes	For	For
				3. Vote to approve an amendment to the company's amended and restated memorandum and articles of association to implement the annual election of directors	Issuer	Yes	For	For
				4. Vote to ratify the appointment of KPMG LLP, as the company's independent registered public accountants for fiscal 2013	Issuer	Yes	For	For

Hertz Global Holdings, Inc.	HTZ	42805T105	5/15/13	1. Elect three directors: 1. Barry H. Beracha, 2. Brian A. Bernasek, 3. George W. Tamke	Issuer	Yes	For	For
				2. Approval, by non-binding vote, of the named executive officers' compensation	Issuer	Yes	For	For
				3. Approval of the amended and restated Hertz Global Holdings, Inc. employee stock purchase plan	Issuer	Yes	For	For
				4. Ratification of the selection of PricewaterhouseCoopers LLP as the corporation's independent registered public accounting firm for the year 2013	Issuer	Yes	For	For

International Paper Company	IP	460146103	5/13/13

1. Elect ten directors: A. David J. Brozczek, B. Ahmet C. Dorduncu, C. John V. Faraci, D. Ilene S. Gordon, E. Stacey J. Mobley, F. Joan E. Spero, G. John L. Townsend, III, H. John F. Turner, I. William G. Walter, J. J. Steven Whisler

					Issuer	Yes	For	For
				2. Ratification of Deloitte & Touche LLP as the company's independent registered public accounting firm for 2013	Issuer	Yes	For	For
				3. Amendment of the company's restated certificate of incorporation regarding shareowner action by written consent	Issuer	Yes	For	For
				4. A non-binding resolution to approve the compensation of the company's named executive officers, as disclosed under the heading "compensation discussion & analysis”	Issuer	Yes	For	For
				5. Shareowner proposal concerning a policy on accelerated vesting of equity awards of senior executives upon a change in control	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	4/10/13

1. Elect eight directors to serve until next Annual Meeting: 1. Irving Bolotin, 2. Steven L. Gerard, 3. Theron I. (TIG) Gilliam, 4. Sherrill W. Hudson, 5. R. Kirk Landon, 6. Sidney Lapidus, 7. Stuart A. Miller, 8. Jeffrey Sonnenfeld.

					Issuer	Yes	For	For
				2. Advisory, (non-binding "say on pay") vote to approve named executives compensation.	Issuer	Yes	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as company’s independent registered public accounting firm for fiscal year ending November 30, 2013.	Issuer	Yes	For	For

Marathon Petroleum Corporation	MPC	56585A102	4/24/13	1. Elect three directors: 1. Evan Bayh, 2. William L. Davis, 3. Thomas J. Usher	Issuer	Yes	For	For
				2. Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent auditor for 2013	Issuer	Yes	For	For
				3. Advisory approval of the company's 2013 named executive officer compensation	Issuer	Yes	For	For
				4. Approval of amendment to restated certificate of incorporation to eliminate the classification of the board of directors	Issuer	Yes	For	For

Mohawk Industries, Inc.	MHK	608190104	5/8/13	1. Elect two directors: 1. Mr. Fiedler, 2. Mr. Wellborn	Issuer	Yes	For	For
				2. Ratify selection of KMPG LLP as the company's independent registered public accounting firm	Issuer	Yes	For	For
				3. Advisory vote to approve executive compensation, as disclosed in the company's proxy statement for the 2013 annual meeting of stockholders	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/14/13

1. Elect fourteen directors: A. Erskine B. Bowles, B. Howard J. Davies, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. C. Robert Kidder, G. Klaus Kleinfeld, H. Donald T. Nicolaisen, I. Hutham S. Olayan, J. James W. Owens, K. O. Griffith Sexton, L. Ryosuke Tamakoshi, M. Masaaki Tanaka, N. Laura D. Tyson

					Issuer	Yes	For	For
				2. Ratify appointment of Deloitte & Touche LLP as independent auditor	Issuer	Yes	For	For
				3. Approve the compensation of executives as disclosed in the proxy statement (non-binding advisory resolution)	Issuer	Yes	For	For
				4. Amend the 2007 equity incentive compensation plan to increase shares available for grant	Issuer	Yes	For	For
				5. Amend the 2007 equity incentive compensation plan to provide for qualifying performance-based long-term incentive awards under section 162 (m)	Issuer	Yes	For	For
				6. Amend the section 162 (m) performance formula governing annual incentive compensation for certain officers	Issuer	Yes	For	For

NVR, Inc.	NVR	62944T105	5/7/13

1. Elect thirteen directors: A. C.E. Andrews, B. Robert C. Butler, C. Timothy M. Donahue, D. Thomas D. Eckert, E. Alfred E. Festa, F. Ed Grier, G. Manuel H. Johnson, H. Mel Martinez, I. William A. Moran, J. David A. Preiser, K. W. Grady Rosier, L. Dwight C. Schar, M. Paul W. Whetsell

					Issuer	Yes	For	For

				2. Ratification of appointment of KPMG LLP as independent auditors for the year ending December 31, 2013	Issuer	Yes	For	For
				3. Advisory vote on the approval of executive compensation	Issuer	Yes	For	For

Rock-Tenn Company	RKT	772739207	1/25/13	1. Elect three directors: 1. G. Stephen Felker, 2. Lawrence L. Gellerstedt and 3. John W. Spiegel	Issuer	Yes	For	For
				2. Approve the adoption of the Rock-Tenn Company Amended and Restated Annual Executive Bonus Program to amend and restate Rock-Tenn Company's current Annual Executive Bonus Program	Issuer	Yes	For	For
				3. Ratify the appointment of Ernst & Young LLP to serve as the independent registered public accounting firm of Rock-Tenn Company	Issuer	Yes	For	For
				4. Advisory vote on executive compensation	Issuer	Yes	For	For
				5. Shareholder proposal - repeal classified board	Security Holder	Yes	Against	For

Schlumberger	SLB	806857108	4/10/13

1. Elect eleven directors: a. Peter L.S. Currie, b. Tony Issac, c. K. Vaman Kamath, d. Paal Kibsgaard, e. Nikolay Kudryavtsev, f. Adrian Lajous, g. Micael E. Marks, h. Lubna S. Olayan, i. L. Rafael Reif, j. Tore I. Sandvold, k. Henri Seydoux

					Issuer	Yes	For	For
				2. Approve, on an advisory basis, the Company's executive compensation.	Issuer	Yes	For	For
				3. Approve the Company's 2012 financial statements and declarations of dividends.	Issuer	Yes	For	For
				4. Approve the appointment of the independent registered public accounting firm, PricewaterhouseCoopers LLP to audit the 2013 Company’s accounts.	Issuer	Yes	For	For
				5. Approve the adoption of the 2013 Schlumberger Omnibus incentive plan.	Issuer	Yes	For	For
				6. Approve the adoption of an amendment and restatement of the Schlumberger Discount Stock Purchase Plan.	Issuer	Yes	For	For

Signet Jewelers Limited	SIG	G81276100	6/14/13	1. Elect seven directors: A. Dale W. Hilpert, B. H. Todd Stitzer, C. Marianne Parrs, D. Michael Barnes, E. Russell Walls, F. Thomas G. Plaskett, G. Virginia Drosos	Issuer	Yes	For	For

2. To appoint KPMG LLP as independent auditor of the company, to hold office from the conclusion of this meeting until the conclusion of the next annual meeting of the company and to authorize the audit committee to determine its compensation

					Issuer	Yes	For	For
				3. To approve, on a non-binding advisory basis, the compensation of our named executive officers as disclosed in the proxy statement (the "say-on-pay" vote)	Issuer	Yes	For	For

Tesoro Corporation	TSO	881609101	5/1/13

1. Elect ten directors: A. Rodney F. Chase, B. Gregory J. Goff, C. Robert W. Goldman, D. Steven H. Grapstein, E. David Lilley, F. Mary Pat McCarthy, G. J.W. Nokes, H. Susan Tomasky, I. Michael E. Wiley, J. Patrick Y. Yang

					Issuer	Yes	For	For
				2. To conduct an advisory vote to approve executive compensation	Issuer	Yes	For	For
				3. Approve the Tesoro Corporation amended and restated 2011 long-term incentive plan	Issuer	Yes	For	For

				4. To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm	Issuer	Yes	For	For

Western Digital Corporation	WDC	958102105	11/8/12

1. Elect twelve directors:  a. Kathleen A. Cote, b. John F. Coyne, c. Henry T. DeNero, d. William L. Kimsey, e. Michael D. Lambert, f. Len J. Lauer, g. Matthew E. Massengill, h. Roger H. Moore, i. Kensuke Oka, j. Thomas E. Pardun, k. Arif Shakeel and l. Masahiro Yamamura

					Issuer	Yes	For	For

2. Approve an amendment and restatement of the 2004 Performance Incentive Plan that would, among other things, increase by 11,500,000 the number of shares of common stock available for issuance under the plan

					Issuer	Yes	Against	Against

3. Approve an amendment and restatement of the 2005 Employee Stock Purchase Plan that would among other things, increase by 8,000,000 the number of shares of common stock available for issuance under the plan

					Issuer	Yes	For	For
				4. Approve on an advisory basis the named executive officer compensation in this Proxy Statement	Issuer	Yes	For	For
				5. Ratify the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending June 28, 2013	Issuer	Yes	For	For

Whirpool Corporation	WHR	963320106	4/16/13

1. Elect 11 directors: a. Samuel R. Allen, b. Gary T. DiCamillo, c. Diane M. Dietz, d. Jeff M. Fettig, e. Michael F. Johnston, f. William T. Kerr, g. John D. Liu, h. Harish Manwani, i. William D. Perez, j. Michael A. Todman, k. Michael D. White.

					Issuer	Yes	For	For
				2. Approve on an advisory basis, the compensation of Whirlpool’s executives.	Issuer	Yes	For	For
				3. Ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2013.	Issuer	Yes	For	For
				4. Approve amended and restated 2010 omnibus stock and incentive plan.	Issuer	Yes	Against	Against
				5. Stockholder proposal on requiring Shareholder approval of certain executive agreements.	Security Holder	Yes	Against	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ Robert L. Kemp
Robert L. Kemp, President

Date	August 30, 2013

* Print the name and title of each signing officer under his or her signature.